TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Disclosure of detailed information of trade and other receivables explanatory [table text block]
Amounts in R million 2022 2021
Trade receivables - 56.5
Value Added Tax 75.1 50.2
Other receivables

1
57.4 21.2
Prepayments 19.2 17.4
Allowance for impairment (2.2) (1.2)
149.5 144.1
1 Other receivables includes the outstanding COVID-19

insurance claim amount of R
31.7

million (refer to note 5.2) which was received
subsequent to year end.

The balances of counterparties who have been assessed as being credit impaired at reporting date
2022 2021
Amounts in R million
Non-credit
impaired
Credit
impaired
Non-credit
impaired
Credit
impaired
Trade receivables - - 56.5 -
Other receivables 55.2 2.2 20.0 1.2
55.2 2.2 76.5 1.2
Loss allowance - (2.2) - (1.2)

Movement in the allowance for impairment in respect of trade and other receivables
Amounts in R million 2022 2021
Balance at the beginning of the year (1.2) (2.6)
Credit loss allowance/impairments recognised included in operating costs (1.1) (0.2)
Credit loss allowance/impairments reversed included in operating costs 0.1 1.3
Credit loss allowance written off against related receivable - 0.3
Balance at the end of the year (2.2) (1.2)